Income Taxes (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Pre-tax profit/(loss) as reported	₪ (3,231,473)	₪ (2,519,583)
Israeli statutory tax rate	23.00%	23.00%
Expected tax expense (benefit)	₪ 743,239	₪ 579,504
Total deferred tax assets	743,239	579,504
Less: Valuation allowance	(743,239)	(579,504)
Net deferred tax assets	₪ 0	₪ 0